TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details Narrative) - BRL (R$)	Sep. 30, 2021	Dec. 31, 2020
Amount of accounts receivable - third parties	R$ 770,894	R$ 549,083
Receivables from the sales of several other assets and farms	R$ 59,468	R$ 78,258